Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Plan measures its investments at fair value on a recurring basis in accordance with U.S. GAAP, which establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. There are three levels of inputs that may be used to measure fair values:

•Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible on the measurement date.

•Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar instruments in markets that are active or not active, or inputs that are observable or can be corroborated by observable market data for substantially for the full term of the asset or liability.

•Level 3 - Prices or valuation techniques that require unobservable inputs that are both significant to the fair value measurement and unobservable (i.e., supported by minimal or no market activity). Valuation techniques include the use of option pricing models, discounted cash flow models and similar techniques.
(3) Fair Value Measurements (continued)

A financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following tables set forth by level, within the fair value hierarchy, the Plan's investment assets at fair value as of December 31, 2025 and 2024:

	December 31, 2025
	Total	Level 1	Level 2	Level 3

Common stock	$8,825,085	$8,825,085	$—	$—
Mutual funds	148,240,833	148,240,833	—	—
Total investments at fair value	$157,065,918	$157,065,918	$—	$—

	December 31, 2024
	Total	Level 1	Level 2	Level 3

Common stock	$10,610,576	$10,610,576	$—	$—
Mutual funds	130,663,672	130,663,672	—	—
Total investments at fair value	$141,274,248	$141,274,248	$—	$—

Following is a description of the valuation methodologies used for assets measured at fair value:

•Common stock is valued at the closing price reported on the active market on which individual securities are traded.

•Mutual funds are measured based on exchange quoted prices available in active markets.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan's management believes the valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain investments could result in different fair value measurements at the reporting date. There have been no changes in methodologies used at December 31, 2025 and 2024. For the years ended December 31, 2025 and 2024, there were no transfers between levels.